Employee Future Benefits - Sensitivity Analysis (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Post Employment Benefit Obligation and Other Benefit Obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption of medical cost trend rates	4.50%	4.50%
Discount rate | Defined Benefit Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage decrease in assumption	0.25%
Discount rate | Post Employment Benefit Obligation and Other Benefit Obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase in assumption	0.25%
Percentage decrease in assumption	0.25%
Impact on defined benefit obligation, increase in assumption	(2.20%)
Impact on defined benefit obligation, decrease in assumption	2.30%
Salary growth rate | Defined Benefit Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage decrease in assumption	0.25%
Salary growth rate | Post Employment Benefit Obligation and Other Benefit Obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase in assumption	0.25%
Percentage decrease in assumption	0.25%
Impact on defined benefit obligation, increase in assumption	0.50%
Impact on defined benefit obligation, decrease in assumption	(0.40%)
Health care cost increase | Post Employment Benefit Obligation and Other Benefit Obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase in assumption	1.00%
Impact on defined benefit obligation, increase in assumption	2.00%
Impact on defined benefit obligation, decrease in assumption	(1.70%)
Life expectancy | Defined Benefit Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Duration increase in assumption	1 year
Duration decrease in assumption	1 year
Impact on defined benefit obligation, decrease in assumption	2.80%
Life expectancy | Post Employment Benefit Obligation and Other Benefit Obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Duration increase in assumption	1 year
Duration decrease in assumption	1 year
Impact on defined benefit obligation, increase in assumption	0.80%
Impact on defined benefit obligation, decrease in assumption	1.30%
CANADA | Discount rate | Defined Benefit Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase in assumption	0.25%
Impact on defined benefit obligation, increase in assumption	(2.90%)
Impact on defined benefit obligation, decrease in assumption	3.10%
CANADA | Salary growth rate | Defined Benefit Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase in assumption	0.25%
Impact on defined benefit obligation, increase in assumption	0.40%
Impact on defined benefit obligation, decrease in assumption	(0.30%)
CANADA | Life expectancy | Defined Benefit Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation, increase in assumption	3.00%